Goodwill, Intangible Assets And Deferred Costs (Schedule Of Intangible Assets, Goodwill And Deferred Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Deferred financing fees - revolving line of credit	$ 4	$ 8
Deferred financing fees, accumulated amortization		(4)
Deferred financing fees, net	4	4
Goodwill	1,652	1,659	$ 1,634
Finite intangible assets, accumulated amortization	(853)	(766)
Intangible assets, net	693	792	856
Total goodwill, intangible assets and deferred costs	2,349	2,455
Trademarks
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Indefinite intangible assets	207	207
Customer Relationships
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets	1,159	1,167
Intangible assets, net	1,159	1,167	1,134
Trademarks
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets	74	75
Intangible assets, net	281	282	283
Other Intangibles
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets	106	109
Intangible assets, net	$ 106	$ 109	$ 107
Minimum | Customer Relationships
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets, amortization period	11 years
Minimum | Trademarks
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets, amortization period	8 years
Minimum | Other Intangibles
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets, amortization period	10 years
Maximum | Customer Relationships
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets, amortization period	20 years
Maximum | Trademarks
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets, amortization period	15 years
Maximum | Other Intangibles
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets, amortization period	20 years